RISK MANAGEMENT - Concentrations of credit risk - Concentration by location (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 206,447,165	$ 182,128,114
Loan portfolio
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	206,447,165	182,128,114
Loan portfolio | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	127,508,352	119,455,090
Loan portfolio | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	17,064,107	15,881,586
Loan portfolio | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	26,761,782	13,830,730
Loan portfolio | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	12,030,154	10,913,392
Loan portfolio | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	7,864,071	7,121,486
Loan portfolio | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	6,878,452	6,252,498
Loan portfolio | United States
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,345,185	4,853,168
Loan portfolio | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,958,187	3,064,020
Loan portfolio | Other countries
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,036,875	756,144
Commercial loans
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	115,680,616
Commercial lending portfolio
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	110,986,938	98,936,699
Commercial lending portfolio | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	71,979,346	69,216,768
Commercial lending portfolio | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	6,210,008	5,560,443
Commercial lending portfolio | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	11,977,381	5,427,685
Commercial lending portfolio | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	6,737,861	6,095,603
Commercial lending portfolio | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,198,906	3,557,046
Commercial lending portfolio | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,825,146	2,378,050
Commercial lending portfolio | United States
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,345,185	4,375,717
Commercial lending portfolio | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,764,773	1,609,865
Commercial lending portfolio | Other countries
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	948,332	715,522
Interbank and overnight funds
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,693,678	2,718,961
Interbank and overnight funds | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,394,473	1,256,876
Interbank and overnight funds | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	694,011	174,952
Interbank and overnight funds | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	969,690	57,730
Interbank and overnight funds | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	331,361	130,989
Interbank and overnight funds | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	62,244	276,763
Interbank and overnight funds | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	131,648	117,168
Interbank and overnight funds | United States
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		477,438
Interbank and overnight funds | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	22,022	186,763
Interbank and overnight funds | Other countries
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	88,229	40,282
Loans to consumers
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	65,835,457	59,840,451
Loans to consumers | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	42,601,861	39,462,680
Loans to consumers | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	5,288,997	5,620,314
Loans to consumers | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	8,769,794	5,900,418
Loans to consumers | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,980,836	2,881,174
Loans to consumers | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,520,708	2,322,700
Loans to consumers | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	2,875,819	2,778,912
Loans to consumers | United States
Disclosure of financial assets [line items]
Credit portfolio at amortized cost		13
Loans to consumers | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	797,128	873,900
Loans to consumers | Other countries
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	314	340
Mortgages
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	24,558,771	20,221,683
Mortgages | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	10,160,351	9,108,446
Mortgages | Costa Rica
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	4,871,091	4,525,877
Mortgages | Panama
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	5,044,917	2,444,897
Mortgages | Guatemala
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,980,096	1,805,626
Mortgages | Honduras
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,082,213	964,977
Mortgages | El Salvador
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	1,045,839	978,368
Mortgages | Nicaragua
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	374,264	393,492
Microcredit
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	372,321	410,320
Microcredit | Colombia
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 372,321	$ 410,320